INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

20.   INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Inventory and spare parts comprised the following:

	December 31,
	2020	2019
Handsets and accessories	12,827	12,412
Spare parts for telecommunication equipment	110	984
Advertising and other materials	964	912
SIM cards and prepaid phone cards	726	700
TV equipment for resale	425	494
Software and equipment for installation and resale	152	13
Total inventories	15,204	15,515

Other materials mainly consist of automobile and IT components, stationery, fuel and auxiliary materials.

Spare parts for telecommunication equipment included in the inventory are expected to be utilized within twelve months of the year end.

Expenses for writing inventory down to net realisable value were included in cost of goods in the consolidated statement of profit or loss.

For the years ended December 31, 2020, 2019 and 2018, cost of goods comprised the following expenses:

	2020	2019	2018
Amount of inventories recognized as an expense	62,587	56,761	55,278
Inventory obsolescence provision	1,465	2,564	3,803
Reversal of obsolescence provision	(570)	(453)	(412)
Total cost of goods	63,482	58,872	58,669

The reversal of the inventory obsolescence provision relates to handsets and accessories sold over the course of the Group’s promotion campaigns. Inventories were sold with a positive margin.